StepStone Private Credit Co-Investment Fund

Consolidated Schedule of Investments

September 30, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-controlled/Non-affliated - 97.9% of NAV
Senior Secured Loans - North America - 97.9% of NAV									1,2,3,4,5
Alkeme Intermediary Holdings, LLC	Delayed Draw Term Loan	9.00%	3M SOFR	4.00%	5/28/2027	$1,233,346	$190,409	$190,091	6,7
Alkeme Intermediary Holdings, LLC	Revolver Loan	0.50%	3M SOFR	0.00%	10/28/2026	74,001	(328)	-	6,7,8
Badge 21 Midco Holdings LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	6/30/2032	878,560	(8,473)	(8,188)	6,7,8
Badge 21 Midco Holdings LLC	Term Loan	9.00%	3M SOFR	4.00%	6/30/2032	4,767,237	4,719,956	4,719,565	6
Badge 21 Midco Holdings LLC	Revolver Loan	4.50%	3M SOFR	0.00%	6/30/2032	555,802	(5,363)	(5,180)	6,7,8
Bridgepointe Technologies, LLC	Delayed Draw Term Loan	9.04%	3M SOFR	4.04%	12/31/2027	3,387,982	1,182,289	1,184,295	6,7
Bridgepointe Technologies, LLC	Delayed Draw Term Loan	0.50%	3M SOFR	0.00%	12/31/2027	3,387,982	(30,524)	(28,400)	6,7,8
Cooper’s Hawk Intermediate Holding, LLC	Term Loan	9.70%	3M SOFR	4.20%	7/29/2031	3,128,352	3,081,948	3,081,426	6
Cooper’s Hawk Intermediate Holding, LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	7/29/2031	642,812	(9,368)	(8,966)	6,7,8
Cooper’s Hawk Intermediate Holding, LLC	Revolver Loan	0.50%	3M SOFR	0.00%	7/29/2031	299,979	(4,374)	(4,184)	6,7,8
CRH Healthcare Purchaser, Inc.	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	9/17/2031	844,131	(722)	(728)	6,7,8
CRH Healthcare Purchaser, Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	9/17/2031	337,652	(1,967)	(1,979)	6,7,8
CRH Healthcare Purchaser, Inc.	Term Loan	9.27%	3M SOFR	4.02%	9/17/2031	3,714,177	3,692,554	3,692,404	6
CT Technologies Intermediate Holdings, Inc.	Term Loan	8.91%	3M SOFR	4.16%	9/2/2031	1,524,114	1,520,635	1,520,425	6
CT Technologies Intermediate Holdings, Inc.	Delayed Draw Term Loan	0.00%	3M SOFR	0.00%	9/2/2031	104,462	-	-	6,7,8
DCCM, LLC	Delayed Draw Term Loan	0.75%	3M SOFR	0.00%	6/24/2032	2,291,694	(22,143)	-	6,7,8
DCCM, LLC	Term Loan	8.91%	3M SOFR	4.16%	6/24/2032	4,686,227	4,640,812	4,639,365	6
DCCM, LLC	Revolver Loan	4.25%	3M SOFR	0.00%	6/24/2032	916,678	(8,825)	-	6,7,8
DecisionPoint Technologies, Inc.	Delayed Draw Term Loan	9.75%	3M SOFR	4.00%	8/31/2029	2,222,568	2,206,155	2,205,899	6
DecisionPoint Technologies, Inc.	Term Loan	9.81%	3M SOFR	4.06%	8/31/2029	982,334	975,101	974,966	6
Denali Intermediate Holdings, Inc.	Term Loan	9.67%	3M SOFR	4.17%	8/26/2032	4,382,532	4,338,720	4,338,706	6
Denali Intermediate Holdings, Inc.	Revolver Loan	5.50%	3M SOFR	0.00%	8/26/2032	438,253	(4,326)	(4,373)	6,7,8
Denali Topco LLC	Delayed Draw Term Loan	0.00%	3M SOFR	0.00%	8/26/2032	2,729,065	-	-	6,7,8
Denali Topco LLC	Term Loan	8.97%	3M SOFR	4.22%	8/26/2032	9,278,819	9,278,819	9,278,819	6
Denali Topco LLC	Revolver Loan	0.50%	3M SOFR	0.00%	8/26/2032	1,309,951	-	-	6,7,8
DigiCert, Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	7/10/2030	577,414	(8,332)	(8,409)	6,7,8
DigiCert, Inc.	Term Loan	9.91%	3M SOFR	4.16%	7/10/2030	8,000,800	7,884,943	7,880,787	6
Diversis Tempo HoldCo, LLC	Term Loan	10.55%	3M SOFR	4.30%	8/22/2031	2,564,328	2,533,282	2,533,000	6
Durare Bidco, LLC	Delayed Draw Term Loan	0.50%	3M SOFR	0.00%	8/9/2032	966,300	(4,748)	(9,580)	6,7,8
Durare Bidco, LLC	Term Loan	8.99%	3M SOFR	4.24%	8/9/2032	3,671,938	3,671,938	3,635,307	6
Durare Bidco, LLC	Revolver Loan	0.50%	3M SOFR	0.00%	8/9/2032	463,824	43	(4,598)	6,7,8
Elder Care Opco LLC	Delayed Draw Term Loan	0.75%	3M SOFR	0.00%	7/31/2030	656,772	(5,574)	(5,747)	6,7,8
Elder Care Opco LLC	Term Loan	9.31%	3M SOFR	4.31%	7/31/2030	1,054,119	1,044,963	1,044,895	6
Elder Care Opco LLC	Revolver Loan	0.50%	3M SOFR	0.00%	7/31/2030	197,032	(1,670)	(1,724)	6,7,8
Fullsteam Operations LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	8/8/2031	316,001	(3,097)	(3,132)	6,7,8
Fullsteam Operations LLC	Term Loan	9.48%	3M SOFR	4.23%	8/8/2031	948,003	938,523	938,523	6
Fullsteam Operations LLC	Revolver Loan	0.50%	3M SOFR	0.00%	8/8/2031	105,334	(1,030)	(1,043)	6,7,8
Guava Buyer LLC	Delayed Draw Term Loan	9.67%	3M SOFR	4.17%	8/12/2032	715,709	300,404	304,566	6,7
Guava Buyer LLC	Term Loan	9.73%	3M SOFR	4.23%	8/12/2032	6,066,346	5,946,055	5,945,434	6
Guava Buyer LLC	Revolver Loan	9.73%	3M SOFR	4.23%	8/12/2030	716,498	291,758	295,790	6,7
Harris & Co. LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	8/9/2030	11,115,642	(81,263)	(82,838)	6,7,8
Harris & Co. LLC	Revolver Loan	9.16%	3M SOFR	4.16%	8/9/2030	837,122	140,381	140,262	6,7

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-controlled/Non-affliated (continued)
Senior Secured Loans - North America (continued)
Ideal Components Acquisition, LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	6/30/2032	772,211	(7,468)	(6,906)	6,7,8
Ideal Components Acquisition, LLC	Term Loan	9.00%	3M SOFR	4.00%	6/30/2032	4,204,262	4,162,565	4,166,663	6
Ideal Components Acquisition, LLC	Revolver Loan	0.50%	3M SOFR	0.00%	6/30/2032	643,510	(6,213)	(5,755)	6,7,8
KabaFusion Parent LLC	Term Loan	9.30%	3M SOFR	4.30%	11/24/2031	1,999,463	1,999,463	1,979,645	6
LeadVenture, Inc.	Delayed Draw Term Loan	9.25%	3M SOFR	4.00%	6/23/2032	1,038,692	335,255	342,769	6,7
LeadVenture, Inc.	Term Loan	9.25%	3M SOFR	4.00%	6/23/2032	5,453,135	5,412,255	5,414,759	6
LeadVenture, Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	6/23/2032	519,346	(3,759)	-	6,7,8
LJ Avalon Holdings, LLC	Delayed Draw Term Loan	8.67%	3M SOFR	4.17%	2/1/2030	2,231,123	368,101	367,654	6,7
LJ Avalon Holdings, LLC	Revolver Loan	4.00%	3M SOFR	0.00%	2/1/2029	446,420	(4,285)	-	6,7,8
Med Learning Group, LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	2/5/2027	349,839	(3,135)	(2,420)	6,7,8
Med Learning Group, LLC	Term Loan	9.75%	3M SOFR	4.00%	12/30/2027	3,001,090	2,972,626	2,971,155	6
Moonlight Parent, Inc.	Delayed Draw Term Loan	0.00%	3M SOFR	0.00%	9/9/2032	732,202	(7,264)	(7,322)	6,7,8
Moonlight Parent, Inc.	Term Loan	8.91%	3M SOFR	4.16%	9/9/2032	2,709,148	2,682,376	2,682,057	6
Moonlight Parent, Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	9/9/2032	439,321	(4,357)	(4,393)	6,7,8
mPulse Mobile, Inc.	Delayed Draw Term Loan	0.00%	3M SOFR	0.00%	8/26/2032	550,831	(4,078)	(4,126)	6,7,8
mPulse Mobile, Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	8/26/2032	826,246	(6,119)	(6,189)	6,7,8
mPulse Mobile, Inc.	Term Loan	8.75%	3M SOFR	4.00%	8/26/2032	5,783,721	5,740,950	5,740,408	6
NS and Associates LLC	Term Loan	9.50%	3M SOFR	4.25%	8/6/2030	7,750,588	7,692,988	7,692,704	6
NS and Associates LLC	Revolver Loan	0.50%	3M SOFR	0.00%	8/6/2030	696,161	(5,074)	(5,159)	6,7,8
Owl Cyber Defense Solutions, LLC	Delayed Draw Term Loan	9.82%	3M SOFR	4.32%	9/11/2029	791,755	780,273	779,879	6
PAG Holding Corp.	Term Loan	8.75%	3M SOFR	4.00%	12/21/2029	549,132	546,554	546,386	6
Pave America Holding, LLC	Term Loan	9.25%	3M SOFR	4.00%	8/27/2032	2,599,899	2,576,405	2,574,001	6
Pave America Holding, LLC	Delayed Draw Term Loan	0.50%	3M SOFR	0.00%	8/27/2032	902,008	(8,907)	(9,009)	6,7,8
Pave America Holding, LLC	Revolver Loan	8.91%	3M SOFR	4.16%	8/27/2032	676,506	318,039	317,967	6,7
PestCo, LLC	Delayed Draw Term Loan	0.75%	3M SOFR	0.00%	8/6/2030	860,670	(4,187)	(4,258)	6,7,8
PestCo, LLC	Revolver Loan	0.50%	3M SOFR	0.00%	8/6/2030	344,268	(1,676)	(1,700)	6,7,8
PestCo, LLC	Term Loan	8.91%	3M SOFR	4.16%	8/6/2030	3,924,657	3,905,764	3,905,102	6
Rocket Youth Brands HoldCo LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	6/20/2031	932,812	(4,493)	(4,596)	6,7,8
Rocket Youth Brands HoldCo LLC	Term Loan	9.00%	3M SOFR	4.00%	6/20/2031	932,812	928,151	928,216	6
Rocket Youth Brands HoldCo LLC	Revolver Loan	0.50%	3M SOFR	0.00%	6/20/2031	139,922	(671)	-	6,7,8
SAAB Purchaser, Inc.	Delayed Draw Term Loan	0.50%	3M SOFR	0.00%	11/12/2031	1,485,614	(7,400)	(7,428)	6,7,8
SAAB Purchaser, Inc.	Revolver Loan	0.38%	3M SOFR	0.00%	9/22/2032	198,082	(989)	(990)	6,7,8
SAAB Purchaser, Inc.	Term Loan	8.75%	3M SOFR	4.00%	9/22/2032	1,535,134	1,527,459	1,527,459	6
Syndigo LLC	Term Loan	9.17%	3M SOFR	4.17%	9/2/2032	8,892,062	8,804,432	8,803,141	6
Syndigo LLC	Revolver Loan	0.50%	3M SOFR	0.00%	9/2/2032	1,195,170	(11,815)	(11,952)	6,7,8
Truck-Lite Co., LLC	Term Loan	9.14%	3M SOFR	4.14%	2/13/2032	80,484	79,690	79,471	6
Truck-Lite Co., LLC	Delayed Draw Term Loan	9.91%	3M SOFR	4.16%	2/13/2032	776,013	296,543	305,694	6,7
Truck-Lite Co., LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	2/13/2032	385,182	(5,540)	(986)	6,7,8
United Flow Technologies Intermediate HoldCo II, LLC	Delayed Draw Term Loan	9.57%	3M SOFR	4.32%	6/23/2031	2,543,165	566,775	565,854	6,7
Upland Software, Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	7/25/2031	826,923	(10,033)	(12,332)	6,7,8
Upland Software, Inc.	Term Loan	10.00%	3M SOFR	4.00%	7/25/2031	6,615,380	6,533,814	6,532,688	6
Vehlo Purchaser, LLC	Delayed Draw Term Loan	9.16%	3M SOFR	4.16%	5/24/2028	5,619,983	3,398,687	3,423,081	6,7

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-controlled/Non-affliated (continued)
Senior Secured Loans - North America (continued)
W.A. Kendall and Company, LLC	Revolver Loan	12.13%	3M SOFR	4.88%	4/22/2030	206,535	86,154	88,122	6,7
W.A. Kendall and Company, LLC	Delayed Draw Term Loan	10.22%	3M SOFR	4.47%	4/22/2030	1,504,180	276,202	290,307	6,7
W.A. Kendall and Company, LLC	Term Loan	10.38%	3M SOFR	4.20%	4/22/2030	1,000,747	990,896	994,104	6
W.A. Kendall and Company, LLC	Delayed Draw Term Loan	10.36%	3M SOFR	4.61%	4/22/2030	61,101	60,497	61,101	6
Wharf Street Ratings Acquisition LLC	Revolver Loan	0.50%	3M SOFR	0.00%	9/16/2032	604,937	(3,007)	(3,025)	6,7,8
Wharf Street Ratings Acquisition LLC	Delayed Draw Term Loan	1.00%	3M SOFR	0.00%	9/16/2032	585,925	(2,912)	(2,930)	6,7,8
Wharf Street Ratings Acquisition LLC	Term Loan	8.91%	3M SOFR	4.16%	9/16/2032	5,273,324	5,247,292	5,246,958	6
Zep Holdco Inc.	Term Loan	9.00%	3M SOFR	4.00%	6/30/2031	7,833,905	7,756,626	7,745,874	6
Zep Holdco Inc.	Revolver Loan	0.50%	3M SOFR	0.00%	6/30/2031	902,706	138,444	134,289	6,7
Total Direct Lending - Senior Secured Loans -North America							$134,449,455	$134,471,488
Total Direct Lending							$134,449,455	$134,471,488
Total Investments - 97.9% of NAV
Cash and Cash Equivalents - 2.0% of NAV
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Instutional Class. 3.194% ($2,693,302 principal)								$2,693,302	9
Other cash accounts								73,032
Total Cash and Cash Equivalents								$2,766,334
Other Assets in excess of liabilities - 0.1% of NAV								$162,251
Net Assets - 100.0%								$137,400,073

1 Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.

2 Fair value was determined using significant unobservable inputs.

3 Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

4 Senior secured debt investment.

5 Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”), which generally resets periodically. For each such investment, the Fund has provided the spread over SOFR and the current contractual interest rate in effect at September 30, 2025. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of September 30, 2025. As of September 30, 2025, effective rates for 1 Month SOFR, 3 Month SOFR, and 6 Month SOFR are 4.308%, 4.349%, and 4.370%, respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2025. Certain investments are subject to a SOFR floor and have been provided.

6 Income producing debt investment that pays all interest in cash.

7 Investment has undrawn commitments. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee.

8 Unfunded position. Interest reflects the unfunded commitment fee rate.

9 The rate reported is the 7-day effective yield at the period end.